7. SHORT-TERM DEBT, NET	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
7. SHORT-TERM DEBT, NET

NOTE 7: SHORT-TERM DEBT, NET

	As of December 31, 2016	Movement	As of December 31, 2017
Acacia International Ltd	$300,000	$(300,000)	$—
Conquistador Shipping Corporation	1,000,000	(200,000)	800,000
Cancellation loan fee	110,000	—	110,000
Total short-term debt	1,410,000	(500,000)	910,000
Debt discount	(30,000)	—	(30,000)
Amortization of debt discount	1,989	28,011	30,000
Total short-term debt, net	$1,381,989	$(471,989)	$910,000

On November 16, 2016, the Company, through its subsidiary, Poseidon Navigation Corp., signed a Facility Letter with Acacia International Ltd, relating to a short-term credit facility of $300,000. The facility was payable in one balloon payment on December 18, 2016. Borrowings under this facility bore an interest rate of 10% and were due and payable on December 18, 2016. As of December 31, 2016, the Company was in default on the principal and interest payments of this facility. On June 9, 2017 and July 3, 2017, the Company fully repaid all outstanding amounts for this facility. As of December 31, 2017 and 2016, the outstanding balance of the facility was $0 and $300,000, respectively.

On November 28, 2016, the Company signed an agreement with Conquistador Shipping Corporation, for the sale of the Vessel in exchange for consideration equaling the amount resulting from the product of the Vessel’s net lightweight, in long tons and the price in U.S. dollars per long ton for bulk carriers as reported by the Baltic Exchange Demolition Assessment Index “B/C_Subcon” issued during the week at which the Company tender 21 days appropriate notice, less 10% total commission (9% address commission and 1% brokerage commission). Under the terms of this agreement, the Company received on December 7, 2016 $1,000,000 less $30,000 address commission. The amount of $1,000,000 bears an interest of 11%, payable each month and is to be paid by the Company to the Buyer. The outstanding principal balance was to be payable in 6 bi-monthly installments of $50,000, followed by a balloon payment of the remaining amount at final date (latest December 18, 2017).

Pursuant to this sale agreement, the Company was expected to deliver the Vessel to the Buyer anytime between January 3, 2017 and December 18, 2017 at the Company’s option. If the Vessel was not delivered to the Buyer until December 18, 2017, then the Buyer had the option to cancel the agreement. In such case, the Company has to return the amount of $1,000,000 less any partial repayments of this amount as of the cancellation date, along with any interest due of 11% and an additional interest of 11% as cancellation fee. Further, the agreement provides that the Company has withheld all risks and rewards in relation to the Vessel until this agreement is cancelled either by the Company or the Buyer.

The Company has accounted for $1,000,000 as a loan facility from the Buyer, has booked as debt discount the amount of $30,000 and has fully provided for the amount of $110,000 (being the cancellation fee of 11% on $1,000,000). The amount of $110,000 has been included in principal of the loan from the Buyer. Amortization of debt discount is calculated up to December 18, 2017.

A corporate guarantee is in place from Boston Carriers, Inc. In addition, a first preferred mortgage has been executed and delivered by the Company in favor of the Buyer on the Vessel and the Company has assigned insurances and earnings in favor of the Buyer in case the Company becomes default in its obligations towards the Buyer, as these are described in the agreement signed on November 28, 2016.

The facility contains certain covenants, including a minimum liquidity requirement which requires the Company to maintain a minimum balance of $250,000 beginning March 7, 2017 in order to ensure that the Company has sufficient capital to make prompt payment of trade debt of the Vessel and to limit the amount of additional debt, other than trade debt incurred in the ordinary course of business, that the Company may incurs. Pursuant to the terms of the agreement with the Buyer, the Company may undertake additional debt only after it obtains prior written consent of the Buyer. In addition, the Corporate Guarantor shall not without the prior written consent of the Buyer merge with or be absorbed or be taken over by any third party, pay dividends or make any loans, grant any credit (other than in the ordinary course of business) or give any guarantees or indemnities or assume any third party liabilities, sell, lease, transfer or otherwise dispose of, the whole or any part of its revenues or its assets. The Company was in compliance with the covenants as of December 31, 2016. During fiscal year 2017 and up to the date of this annual report, the Company defaulted certain periods on the minimum liquidity covenant within the agreement with Conquistador Shipping Corporation. As of the date of this annual report, the Company is no longer in default of the minimum liquidity covenant, however, Conquistador Shipping Corporation reserves its rights and remedies with respect to such default as provided in the agreement.

During the year ended December 31, 2017, the Company repaid $200,000 to Conquistador Shipping Corporation for this agreement, excluding interest payments. As of December 31, 2017, and the date of this report, the outstanding balance of the facility is $910,000, including the amount of $110,000, as described above. On March 16, 2018, the Company signed an amendment to the agreement with Conquistador Shipping Corporation and agreed the payments due December 18, 2017 to be extended until May 30, 2018.